SUPPLEMENT TO THE

SPARTAN® TOTAL MARKET INDEX FUND,
SPARTAN EXTENDED MARKET INDEX FUND, AND
SPARTAN INTERNATIONAL INDEX FUND

Funds of Fidelity Concord Street Trust

April 26, 2002

STATEMENT OF ADDITIONAL INFORMATION

Effective on or about January 13, 2003, Deutsche Asset Management, Inc. (DAMI) will no longer serve as a sub-adviser for each fund. Fidelity Management & Research Company (FMR) will continue to be each fund's manager and be responsible for handling each fund's business affairs. However, FMR will now be responsible for choosing each fund's investments and placing orders to buy and sell each fund's investments. The address of FMR and its affiliates, unless otherwise indicated, is 82 Devonshire Street, Boston, Massachusetts 02109. All references to DAMI throughout this document should be replaced with FMR as applicable.

Effective on or about January 13, 2003, Deutsche Bank Trust Company Americas (DBTCA), formerly known as Bankers Trust Company, will no longer serve as securities lending agent for each fund. Effective on or about January 13, 2003, Mellon Bank, N.A. serves as securities lending agent for each fund.

The following information replaces the second paragraph found under the heading "Limitations on Futures and Options Transactions" in the "Investment Policies and Limitations" section on page 9.

FMR also intends to follow certain other limitations on Spartan Total Market Index's, Spartan Extended Market Index's, and Spartan International Index's futures and option activities. Each fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, each fund will not enter into any futures contract, option, or swap agreement if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures, options, or swaps positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

The following information replaces similar information found under the heading "Swap Agreements" in the "Investment Policies and Limitations" section on page 13.

Swap Agreements. Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay the fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to track the return of its designated index effectively, the funds would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses and impairing the fund's correlation with its applicable index. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

The following information replaces the third paragraph in the "Portfolio Transactions" section on page 15.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network or an alternative trading system.

The following information has been removed from the "Portfolio Transactions" section on page 15.

Ordinarily commissions are not charged on OTC orders because a fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When a fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

SIFB-03-01 January 30, 2003
1.718587.110

Effective November 27, 2002, Mr. Johnson no longer serves as President of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 24.

Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Effective November 27, 2002, Ms. Dwyer serves as President and Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 24.

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Effective July 18, 2002, Mr. Knox serves as Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 24.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Effective November 27, 2002, Mr. Hayes serves as Chief Financial Officer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 24.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Effective July 18, 2002, Mr. Maloney no longer serves as Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. The following information has been removed from the "Trustees and Officers" section beginning on page 24.

Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Effective November 27, 2002, Mr. Osterheld serves as Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 24.

Mark Osterheld (47)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Effective on or about January 13, 2003, the following information replaces similar information found under the heading "Custodians" in the "Description of the Trust" section on page 36.

Custodians. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of each fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.

SUPPLEMENT TO THE

SPARTAN® U.S. EQUITY INDEX FUND
A Fund of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 26, 2002

Effective on or about January 13, 2003, Deutsche Asset Management, Inc. (DAMI) will no longer serve as a sub-adviser for the fund. Fidelity Management & Research Company (FMR) will continue to be the fund's manager and be responsible for handling the fund's business affairs. However, FMR will now be responsible for choosing the fund's investments and placing orders to buy and sell the fund's investments. The address of FMR and its affiliates, unless otherwise indicated, is 82 Devonshire Street, Boston, Massachusetts 02109. All references to DAMI throughout this document should be replaced with FMR as applicable.

Effective on or about January 13, 2003, Deutsche Bank Trust Company Americas (DBTCA), formerly known as Bankers Trust Company, will no longer serve as securities lending agent for the fund. Effective on or about January 13, 2003, Mellon Bank, N.A. serves as securities lending agent for the fund.

The following information replaces the second paragraph found under the heading "Limitations on Futures and Options Transactions" in the "Investment Policies and Limitations" section on page 6.

FMR also intends to follow certain other limitations on the fund's futures and option activities. The fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, the fund will not enter into any futures contract, option, or swap agreement if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures, options, or swaps positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

The following information replaces similar information found under the heading "Swap Agreements" in the "Investment Policies and Limitations" section on page 9.

Swap Agreements. Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay the fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to track the return of its designated index effectively, the fund would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses and impairing the fund's correlation with the S&P 500. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

The following information replaces the third paragraph in the "Portfolio Transactions" section on page 10.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network or an alternative trading system.

The following information has been removed from the "Portfolio Transactions" section on page 10.

Ordinarily commissions are not charged on OTC orders because the fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When the fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

UEIB-03-01 January 30, 2003
1.720027.110

Effective November 27, 2002, Mr. Johnson no longer serves as President of Spartan U.S. Equity Index. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 16.

Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Effective November 27, 2002, Ms. Dwyer serves as President and Treasurer of Spartan U.S. Equity Index. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 16.

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Spartan U.S. Equity Index. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Effective November 27, 2002, Mr. Hayes serves as Chief Financial Officer of Spartan U.S. Equity Index. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 16.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan U.S. Equity Index. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Effective July 18, 2002, Mr. Maloney no longer serves as Assistant Treasurer of Spartan U.S. Equity Index. The following information has been removed from the "Trustees and Officers" section beginning on page 16.

Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Effective November 27, 2002, Mr. Osterheld serves as Assistant Treasurer of Spartan U.S. Equity Index. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 16.

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Spartan U.S. Equity Index. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Effective July 18, 2002, Mr. Knox serves as Assistant Treasurer of Spartan U.S. Equity Index. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 16.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp (1995-2002).

Effective on or about January 13, 2003, the following information replaces similar information found under the heading "Custodians" in the "Description of the Trust" section on page 28.

Custodians. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York and JPMorgan Chase Bank, each headquartered in New York, also may serve as a special purpose custodians of certain assets in connection with repurchase agreement transactions.